CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Ordinary shares (in dollars per share)	$ 0.01	$ 0.01	$ 0.01